Note 20 - Income Taxes - Benefit for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
State					$ 204	$ 0
Total current expense (benefit)					204	0
Foreign					(210)	0
Total deferred expense (benefit)					(210)	0
Income tax benefit, net	$ (0)	$ 197	$ (0)	$ 311	$ (6)	$ (0)